Expense Example - Highland Small-Cap Equity Fund	Jan. 31, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 984
Expense Example, with Redemption, 3 Years	1,809
Expense Example, with Redemption, 5 Years	2,646
Expense Example, with Redemption, 10 Years	4,788
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	607
Expense Example, with Redemption, 3 Years	1,519
Expense Example, with Redemption, 5 Years	2,531
Expense Example, with Redemption, 10 Years	5,052
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	409
Expense Example, with Redemption, 3 Years	1,238
Expense Example, with Redemption, 5 Years	2,083
Expense Example, with Redemption, 10 Years	$ 4,264